Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 18,607,973	$ 19,266,874	$ 20,905,426	$ 52,451,833
Intangible Assets, Amortization and Impairment	(3,134,258)	(2,202,848)	(3,417,169)
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	37,341,308	34,876,824
Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(18,733,335)	(15,609,950)
Easements and Water Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	6,338,591	6,043,003	8,052,525	31,781,522
Intangible Assets, Amortization and Impairment			(872,437)
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	6,920,897	6,625,309
Easements and Water Rights [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(582,306)	(582,306)
Computer Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	9,242,490	10,189,162	12,373,049	12,995,648
Intangible Assets, Amortization and Impairment	(3,126,555)	(2,183,887)	(1,994,281)
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	24,658,245	22,478,362
Computer Software [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(15,415,755)	(12,289,200)
Other Identifiable Intangible Assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,026,892	3,034,709	479,852	$ 493,875
Intangible Assets, Amortization and Impairment	(7,703)	(18,961)	$ (20,145)
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	5,762,166	5,773,153
Other Identifiable Intangible Assets [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	$ (2,735,274)	$ (2,738,444)